Segmental Information - Summary of Information by Reportable Segment - Other Segmental Information (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reportable segments [line items]
Depreciation and amortisation	$ 110	$ 116	$ 115
Administrative expenses [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	29	32	27
Cost of sales [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	81	84	88
System Fund [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	$ 62	$ 54	$ 49